Equity (Summary of Classes of Share Capital - Preferred Shares and Other Equity Instruments) (Details) - CAD ($) $ / shares in Units, shares in Millions, $ in Millions		3 Months Ended		6 Months Ended
	Apr. 30, 2024	Apr. 30, 2024	Apr. 30, 2023	Apr. 30, 2024	Apr. 30, 2023
Disclosure of classes of share capital [line items]
Balance at beginning of period				$ 112,071
Balance at end of period	$ 111,982	$ 111,982		$ 111,982
Preferred shares and other equity instruments [member]
Disclosure of classes of share capital [line items]
Balance at end of period (shares)	134.6	134.6	164.6	134.6	164.6
Balance at end of period	$ 10,503	$ 10,503	$ 11,253	$ 10,503	$ 11,253
Preferred shares [member]
Disclosure of classes of share capital [line items]
Balance at beginning of period (shares)		143.6	159.6	143.6	159.6
Redemption of shares (shares)		(14.0)	0.0	(14.0)	0.0
Balance at end of period (shares)	129.6	129.6	159.6	129.6	159.6
Balance at beginning of period		$ 5,200	$ 5,600	$ 5,200	$ 5,600
Redemption of shares		(350)	0	(350)	0
Balance at end of period	$ 4,850	$ 4,850	$ 5,600	$ 4,850	$ 5,600
Preferred shares [member] | Preferred Shares Class A Series 22 [Member]
Disclosure of classes of share capital [line items]
Redemption price per share	$ 25.00
Stock redeemed during the period shares	14.0
Stock redeemed during the period value	$ 350
Other equity instruments [member]
Disclosure of classes of share capital [line items]
Balance at end of period (shares)	5.0	5.0	5.0	5.0	5.0
Balance at end of period	$ 5,653	$ 5,653	$ 5,653	$ 5,653	$ 5,653